Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Poplar Forest Partners Fund
Class A: PFPFX
Institutional Class: IPFPX

Poplar Forest Cornerstone Fund
Class A: PFCFX
Institutional Class: IPFCX

Supplement dated July 16, 2020 to the
Statutory Prospectus dated January 28, 2020
_____________________________________________________________________________________________

Effective immediately, the following changes are made to the Funds' Prospectus:

The language under "Fees and Expenses of the Fund" on page 1 of the Prospectus is revised as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class A shares and Institutional Class shares of the Partners Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 20 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 32 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”), and Appendix A to the Statutory Prospectus.

The language under "Fees and Expenses of the Fund" on page 7 of the Prospectus is revised as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Cornerstone Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 20 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 32 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”) and Appendix A to the Statutory Prospectus.

Supplement Closing [Text Block]	ck0001027596_SupplementClosingTextBlock	Please retain this supplement for future reference.
Poplar Forest Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Poplar Forest Partners Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Class A shares and Institutional Class shares of the Partners Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 20 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 32 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”), and Appendix A to the Statutory Prospectus.

Poplar Forest Partners Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFPFX
Poplar Forest Partners Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPFPX
Poplar Forest Cornerstone Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Poplar Forest Cornerstone Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Cornerstone Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 20 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 32 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”) and Appendix A to the Statutory Prospectus.

Poplar Forest Cornerstone Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFCFX
Poplar Forest Cornerstone Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPFCX